Client Name:
Client Project Name:	BRAVO 2020-NQM1
Start - End Dates:	4/18/2016 - 7/27/2020
Deal Loan Count:	412

Conditions Report 2.0

Loans in Report:	412
Loans with Conditions:	340

58 - Total Active Conditions
15 - Material Conditions
11 - Credit Review Scope
3 - Category: Assets
1 - Category: Credit/Mtg History
1 - Category: DTI
2 - Category: Income/Employment
1 - Category: LTV/CLTV
2 - Category: Terms/Guidelines
1 - Category: Title
4 - Property Valuations Review Scope
1 - Category: Appraisal
2 - Category: Property
1 - Category: Value
43 - Non-Material Conditions
26 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
6 - Category: Assets
2 - Category: Credit/Mtg History
2 - Category: DTI
4 - Category: Income/Employment
1 - Category: Legal Documents
2 - Category: LTV/CLTV
8 - Category: Terms/Guidelines
3 - Property Valuations Review Scope
1 - Category: FEMA
2 - Category: Property
14 - Compliance Review Scope
2 - Category: Federal Consumer Protection
6 - Category: RESPA
2 - Category: State Consumer Protection
3 - Category: State Rate Spread
1 - Category: TILA
912 - Total Satisfied Conditions

330 - Credit Review Scope
22 - Category: Application
55 - Category: Assets
48 - Category: Credit/Mtg History
15 - Category: DTI
2 - Category: General Credit
70 - Category: Income/Employment
19 - Category: Insurance
19 - Category: Legal Documents
1 - Category: LTV/CLTV
1 - Category: Re-Verifications
73 - Category: Terms/Guidelines
5 - Category: Title
149 - Property Valuations Review Scope
137 - Category: Appraisal
2 - Category: FEMA
6 - Category: Property
4 - Category: Value
433 - Compliance Review Scope
45 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Borrower's Interest
13 - Category: Compliance Manual
16 - Category: Documentation
9 - Category: Federal Consumer Protection
1 - Category: Federal Higher-Priced
4 - Category: Finance Charge Tolerance
30 - Category: RESPA
18 - Category: Right of Rescission
1 - Category: Section 32
6 - Category: State Consumer Protection
1 - Category: State High Cost
3 - Category: TILA
285 - Category: TILA/RESPA Integrated Disclosure
58 - Total Waived Conditions

43 - Credit Review Scope
9 - Category: Assets
3 - Category: Credit/Mtg History
4 - Category: DTI
6 - Category: Income/Employment
6 - Category: LTV/CLTV
15 - Category: Terms/Guidelines
6 - Property Valuations Review Scope
2 - Category: FEMA
4 - Category: Property
9 - Compliance Review Scope
4 - Category: Ability to Repay/Qualified Mortgage
3 - Category: Federal Consumer Protection
2 - Category: Right of Rescission

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